Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue		$ 25	$ 125	$ 108
Other income		121	137	277
Operating expenses:
Research and development (includes amounts paid to related parties $10,021, 2024:$3,043 , 2023:$900)		(126,832)	(176,326)	(128,828)
Administration expenses (includes amounts paid to related parties $275, 2024:Nil,2023: Nil)		(29,076)	(15,778)	(21,582)
Total operating expenses		(155,908)	(192,104)	(150,410)
Operating Loss		(155,762)	(191,842)	(150,025)
Finance income		5,532	3,395	3,227
Interest expense on DFA* (includes amounts to related parties $32,793 (2024: $24,699, 2023: $13,462))	[1]	(46,457)	(30,263)	(13,462)
Gain on remeasurement of financial liability - DFA		0	387	12,302
Fair value gain/(loss) on derivatives - investor options		28,283	(11,224)	0
Net foreign exchange loss		(1,334)	(107)	(489)
Loss before income tax		(169,738)	(229,654)	(148,447)
Income tax benefit		6,947	9,412	5,926
Loss for the year		(162,791)	(220,242)	(142,521)
Other comprehensive income
Total comprehensive loss for the year		(162,791)	(220,242)	(142,521)
Loss for the year is attributable to:
Owners of the Company		(162,791)	(220,242)	(142,521)
Loss for the year		(162,791)	(220,242)	(142,521)
Total comprehensive loss for the year is attributable to:
Owners of the Company		(162,791)	(220,242)	(142,521)
Total comprehensive loss for the year		$ (162,791)	$ (220,242)	$ (142,521)
Loss per share attributable to the owners of the Company:
- Basic loss per share (cents)		$ (0.1329)	$ (0.3451)	$ (0.322)
- Diluted loss per share (cents)		$ (0.1329)	$ (0.3451)	$ (0.322)

[1]	Development Funding Agreement ("DFA")